May 2, 2001


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549


         Re: The Prudential Qualified Individual Variable Contract Account Registration No. 2-81318
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Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, The Prudential Life Insurance Company, on behalf of the The Prudential Qualified Individual Variable Contract Account (the "Account"), hereby certifies: (1) that the text of the Account's most recent post-effective amendment has been filed electronically, and (2) that the form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment.


                                     Respectfully submitted,


                                     /s/ ADAM SCARAMELLA
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                                     Adam Scaramella
                                     Vice President, Corporate Counsel
                                     The Prudential Insurance Company of America